Other Provisions (Details) S/ in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Oct. 01, 2021 PEN (S/)	Oct. 01, 2021 USD ($)	Jul. 02, 2020	Jun. 30, 2021 PEN (S/)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Other Provisions (Details) [Line Items]
Civil compensation						S/ 321,900	$ 41.1
Total equivalent provision						1,657
Unused provision reversed						52,600
Estimated of provision						4,800		S/ 24,500
Plaintiffs' attorneys, description			the Company signed the settlement agreement with the plaintiffs’ attorneys, by which the parties agree to terminate the class action, subject to the court approval and the payment of the transaction amount by the Company. The amount agreed for the termination of the class action is equivalent to US$20 million. The Company registered a provision of US$15 million (equivalent of S/49.8 million), the difference of US$5 million was covered by the professional liability insurance policy in accordance with the agreement signed with the insurance company. In september 2020 , the Company paid US$0.3 million (equivalent to S/1.1 million).
Payment amount	S/ 22,700	$ 5.5		S/ 2,200	$ 0.6
Annual interest rate	9.00%	9.00%		8.00%	8.00%
New expiration date	Jun. 30, 2022	Jun. 30, 2022
Accrued interest paid	S/ 3,600	$ 0.9
Maintains a provision						34,400	$ 8.6	53,100	$ 14.7
Other legal provisions						S/ 34,200		S/ 32,100
Provision for closure corresponds, description						Provision for closure corresponds mainly to: i)Provisions for closure of wells of Unna Energia S.A. for S/71.1 million and contractual compliance with Petroperu for S/3.4 million (as of December 31, 2020, S/48.4 million and S/3.2 million, respectively); ii)In Red Vial 5 S.A. provision for costs associated with the closing of the concession contract and the process of claiming the tariff guarantee for toll suspension for S/5.1 million (as of December 31, 2020, S/4.5 million); and iii)Provisions for net liabilities assumed from the partner in the Consorcio Chicama Ascope and other minor liabilities for S/2.8 million in Cumbra Peru S.A.	Provision for closure corresponds mainly to: i)Provisions for closure of wells of Unna Energia S.A. for S/71.1 million and contractual compliance with Petroperu for S/3.4 million (as of December 31, 2020, S/48.4 million and S/3.2 million, respectively); ii)In Red Vial 5 S.A. provision for costs associated with the closing of the concession contract and the process of claiming the tariff guarantee for toll suspension for S/5.1 million (as of December 31, 2020, S/4.5 million); and iii)Provisions for net liabilities assumed from the partner in the Consorcio Chicama Ascope and other minor liabilities for S/2.8 million in Cumbra Peru S.A.
Civil compensation to Peruvian Government [Member]
Other Provisions (Details) [Line Items]
total provision						S/ 164,600	$ 18.9
Total equivalent provision						S/ 240,100